Acquisition and Disposals - Allied - Acquisition Consideration (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 01, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Indefinite-lived intangible assets acquired during the period		$ 8,000	$ 673,000
Finite-lived intangible assets acquired		6,000	315,000	$ 18,500
Goodwill, acquired during period		$ 13,946	$ 807,381	$ 25,159
Allied International Holdings, Inc.
Business Acquisition [Line Items]
Cash consideration	$ 75,600
Contingent Consideration Measurement Period	3 years
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	$ 7,500
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	30,000
Business Combination, Contingent Consideration, Liability	15,000
Acquisition consideration	90,600
Fair value of net assets acquired and liabilities assumed	76,700
Indefinite-lived intangible assets acquired during the period	8,000
Finite-lived intangible assets acquired	6,000
Goodwill, acquired during period	13,900
Business Combination Measurement Period		12 months
Allied International Holdings, Inc. | Insurance Segment
Business Acquisition [Line Items]
Goodwill, acquired during period	$ 13,900